Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000254671 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Muni Active ETF
Class Name	iShares High Yield Muni Active ETF
Trading Symbol	HIMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Muni Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Active ETF	$28	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56% [1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.42)%	4.45%	4.25%	3.47%
Bloomberg Municipal Bond Index	(0.78)	1.66	1.17	2.10
Bloomberg Municipal High Yield Bond Index	(0.53)	4.35	4.65	4.11
High Yield Customized Reference Benchmark	(0.72)	3.43	3.62	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,782,706,688
Holdings Count | Holding	757
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,782,706,688
Number of Portfolio Holdings	757
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	27.0%
Transportation	14.7%
Corporate	11.3%
Education	11.2%
Health	10.9%
State	7.6%
Utilities	6.3%
Tobacco	5.9%
Housing	5.1%
Industrial REITs	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	2.2%
AA/Aa	11.7%
A	6.2%
BBB/Baa	11.0%
BB/Ba	6.4%
B	2.4%
CCC/Caa	0.3%
N/R	59.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

[1]	Annualized.